SCHEDULE OF INTANGIBLE ASSETS SUBJECT TO AMORTIZATION (Details) - USD ($)	Mar. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Gross amount	$ 1,721,325		$ 1,616,213		$ 1,243,625
Accumulated amortization	(611,909)		(428,068)		(256,333)
Net finite intangible assets	$ 1,109,416		$ 1,088,645		$ 987,292
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period (years)	5 years		5 years		5 years
Gross amount	$ 388,000		$ 388,000		$ 388,000
Accumulated amortization	(203,093)		(183,819)		(106,145)
Net finite intangible assets	$ 187,907		$ 204,181		$ 281,855
Contractual Employment Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period (years)	3 years		3 years		3 years
Gross amount	$ 310,000	[1]	$ 310,000	[1],[2]	$ 310,000
Accumulated amortization	(291,122)	[1]	(271,337)	[1],[2]	(150,188)
Net finite intangible assets	$ 18,878	[1]	$ 38,663	[1],[2]	$ 159,812
Acquired Capitalized Internal-Use Software Development Costs [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period (years)	3 years		3 years		3 years
Gross amount	$ 1,023,325		$ 918,213		$ 545,625
Accumulated amortization	(117,694)		(72,412)
Net finite intangible assets	$ 905,631		$ 845,801		$ 545,625

[1]	The aggregate intrinsic value on March 31, 2024 was calculated based on the difference between the calculated fair value on March 31, 2024 of $1.96 and the exercise price of the underlying warrants. The aggregate intrinsic value on December 31, 2023 was calculated based on the difference between the calculated fair value on December 31, 2023 of $1.94 and the exercise price of the underlying warrants.
[2]	Amortization related to Airborne Response’s contractual employment agreement for Daniyel Erdberg, the Company’s CEO, was cancelled on August 30, 2024 and was fully amortized in the amount of $25,833. Currently Mr. Erdberg’s employment agreement is with Safe Pro Group Inc.